Commitments	12 Months Ended
Dec. 31, 2010
Commitments [Abstract]
COMMITMENTS
25.	COMMITMENTS
(i)	Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $4,865, $6,573 and $8,889 for the years ended December 31, 2008, 2009 and 2010, respectively.
Future minimum lease payments under such non-cancelable leases as of December 31, 2010 are as follows:

2011	8,476
2012	5,543
2013	4,222
2014	2,881
2015 and after	3,349

24,471

(ii)	Purchase commitments

As of December 31, 2010, $278 was contractually committed by the Group for purchases of equipment and leasehold improvements, $278 will be paid in 2011.